Leases - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Leases [Line Items]
weighted-average rate		12.50%
London [member] | Buildings [member] | New lease agreement [member]
Disclosure of Leases [Line Items]
Initial term of lease	39 months
Lease annual rent expense	$ 4.9